Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Subclassifications of Other Liabilities
Other current liabilities for the Group were as follows:

	As of December 31,
	2023	2022
	(Restated)	(Restated)
Accrued expenses	125,384	157,892
Liabilities related to assets under construction	111,120	14,266
VAT liabilities	88,520	78,942
Liabilities related to repurchase commitments	58,482	73,241
Refund liabilities	48,132	17,961
Personnel related liabilities	37,518	28,816
Accrued interest	10,090	2,613
Other liabilities	10,501	8,644
Total	$489,747	$382,375
Other non-current liabilities for the Group were as follows:

	As of December 31,
	2023	2022
Liabilities related to repurchase commitments	61,182	13,106
Liabilities related to assets under construction	53,024	76,386
Refund liabilities	1,251	1,702
Other liabilities	11,966	14,753
Total	$127,423	$105,947